Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2014
Available-for-sale securities [Abstract]
Schedule of Available-for-Sale Securities

	As of December 31,
	2013	2014
	RMB'000	RMB'000
WeCasting Inc.	—	19,852